Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Balance Sheets [Abstract]
Common stock, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	15,000,000	15,000,000	15,000,000	15,000,000
Common stock, shares issued	6,828,452	6,817,694	3,891,705	3,862,364
Common stock, shares outstanding	6,828,452	6,817,694	3,891,705	3,862,364